Acquisitions - Schedule of Fair Value of the Acquired Assets (Details) (USD $)	Dec. 31, 2012
Wowio, LLC [Member]
Patent	$ 2,387,700
Website	265,300
Content library
Deferred tax liability
Total	2,653,000
Drunk Duck [Member]
Patent
Website	862,000
Content library
Deferred tax liability
Total	862,000
Spacedog Entertainment, Inc.[Member]
Patent
Website
Content library	3,334,000
Deferred tax liability	(960,000)
Total	$ 2,374,000